Long-Term Debt (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Transcontinental Gas Pipe Line Company, LLC [Member] 6.4% Senior Unsecured Notes due 2016 [Member]	Dec. 31, 2012 Transcontinental Gas Pipe Line Company, LLC [Member] 6.4% Senior Unsecured Notes due 2016 [Member]	Dec. 31, 2013 Transcontinental Gas Pipe Line Company, LLC [Member] 6.05% Senior Unsecured Notes due 2018 [Member]	Dec. 31, 2012 Transcontinental Gas Pipe Line Company, LLC [Member] 6.05% Senior Unsecured Notes due 2018 [Member]	Dec. 31, 2013 Transcontinental Gas Pipe Line Company, LLC [Member] 7.08% Debentures due 2026 [Member]	Dec. 31, 2012 Transcontinental Gas Pipe Line Company, LLC [Member] 7.08% Debentures due 2026 [Member]	Dec. 31, 2013 Transcontinental Gas Pipe Line Company, LLC [Member] 7.25% Debentures due 2026 [Member]	Dec. 31, 2012 Transcontinental Gas Pipe Line Company, LLC [Member] 7.25% Debentures due 2026 [Member]	Dec. 31, 2013 Transcontinental Gas Pipe Line Company, LLC [Member] 5.4% Senior Unsecured Notes due 2041 [Member]	Dec. 31, 2012 Transcontinental Gas Pipe Line Company, LLC [Member] 5.4% Senior Unsecured Notes due 2041 [Member]	Dec. 31, 2013 Transcontinental Gas Pipe Line Company, LLC [Member] 4.45% Senior Unsecured Notes due 2042 [Member]	Dec. 31, 2012 Transcontinental Gas Pipe Line Company, LLC [Member] 4.45% Senior Unsecured Notes due 2042 [Member]	Jul. 31, 2012 Transcontinental Gas Pipe Line Company, LLC [Member] 4.45% Senior Unsecured Notes due 2042 [Member]	Dec. 31, 2013 Northwest Pipeline LLC [Member] 7% Senior Unsecured Notes due 2016 [Member]	Dec. 31, 2012 Northwest Pipeline LLC [Member] 7% Senior Unsecured Notes due 2016 [Member]	Dec. 31, 2013 Northwest Pipeline LLC [Member] 5.95% Senior Unsecured Notes due 2017 [Member]	Dec. 31, 2012 Northwest Pipeline LLC [Member] 5.95% Senior Unsecured Notes due 2017 [Member]	Dec. 31, 2013 Northwest Pipeline LLC [Member] 6.05% Senior Unsecured Notes due 2018 [Member]	Dec. 31, 2012 Northwest Pipeline LLC [Member] 6.05% Senior Unsecured Notes due 2018 [Member]	Dec. 31, 2013 Northwest Pipeline LLC [Member] 7.125% Debentures due 2025 [Member]	Dec. 31, 2012 Northwest Pipeline LLC [Member] 7.125% Debentures due 2025 [Member]	Dec. 31, 2013 Williams Partners L. P. [Member]	Dec. 31, 2012 Williams Partners L. P. [Member]	Dec. 31, 2013 Williams Partners L. P. [Member] 3.8% Senior Unsecured Notes due 2015 [Member]	Dec. 31, 2012 Williams Partners L. P. [Member] 3.8% Senior Unsecured Notes due 2015 [Member]	Dec. 31, 2013 Williams Partners L. P. [Member] 7.25% Senior Unsecured Notes due 2017 [Member]	Dec. 31, 2012 Williams Partners L. P. [Member] 7.25% Senior Unsecured Notes due 2017 [Member]	Dec. 31, 2013 Williams Partners L. P. [Member] 5.25% Senior Unsecured Notes due 2020 [Member]	Dec. 31, 2012 Williams Partners L. P. [Member] 5.25% Senior Unsecured Notes due 2020 [Member]	Dec. 31, 2013 Williams Partners L. P. [Member] 4.125% Senior Unsecured Notes due 2020 [Member]	Dec. 31, 2012 Williams Partners L. P. [Member] 4.125% Senior Unsecured Notes due 2020 [Member]	Dec. 31, 2013 Williams Partners L. P. [Member] 4% Senior Unsecured Notes due 2021 [Member]	Dec. 31, 2012 Williams Partners L. P. [Member] 4% Senior Unsecured Notes due 2021 [Member]	Dec. 31, 2013 Williams Partners L. P. [Member] 3.35% Senior Unsecured Notes due 2022 [Member]	Dec. 31, 2012 Williams Partners L. P. [Member] 3.35% Senior Unsecured Notes due 2022 [Member]	Aug. 31, 2012 Williams Partners L. P. [Member] 3.35% Senior Unsecured Notes due 2022 [Member]	Dec. 31, 2013 Williams Partners L. P. [Member] 4.5% Senior Unsecured Notes due 2023 [Member]	Nov. 30, 2013 Williams Partners L. P. [Member] 4.5% Senior Unsecured Notes due 2023 [Member]	Dec. 31, 2012 Williams Partners L. P. [Member] 4.5% Senior Unsecured Notes due 2023 [Member]	Dec. 31, 2013 Williams Partners L. P. [Member] 6.3% Senior Unsecured Notes due 2040 [Member]	Dec. 31, 2012 Williams Partners L. P. [Member] 6.3% Senior Unsecured Notes due 2040 [Member]	Dec. 31, 2013 Williams Partners L. P. [Member] 5.8% Senior Unsecured Notes due 2043 [Member]	Nov. 30, 2013 Williams Partners L. P. [Member] 5.8% Senior Unsecured Notes due 2043 [Member]	Dec. 31, 2012 Williams Partners L. P. [Member] 5.8% Senior Unsecured Notes due 2043 [Member]	Dec. 31, 2013 The Williams Companies, Inc. 7.875% Senior Unsecured Notes due 2021 [Member]	Dec. 31, 2012 The Williams Companies, Inc. 7.875% Senior Unsecured Notes due 2021 [Member]	Dec. 31, 2013 The Williams Companies, Inc. 3.7% Senior Unsecured Notes due 2023 [Member]	Dec. 31, 2012 The Williams Companies, Inc. 3.7% Senior Unsecured Notes due 2023 [Member]	Dec. 31, 2013 The Williams Companies, Inc. 7.5% Debentures due 2031 [Member]	Dec. 31, 2012 The Williams Companies, Inc. 7.5% Debentures due 2031 [Member]	Dec. 31, 2013 The Williams Companies, Inc. 7.75% Senior Unsecured Notes due 2031 [Member]	Dec. 31, 2012 The Williams Companies, Inc. 7.75% Senior Unsecured Notes due 2031 [Member]	Dec. 31, 2013 The Williams Companies, Inc. 8.75% Senior Unsecured Notes due 2032 [Member]	Dec. 31, 2012 The Williams Companies, Inc. 8.75% Senior Unsecured Notes due 2032 [Member]	Dec. 31, 2013 The Williams Companies, Inc. Various - 5.5% to 10.25% Senior Unsecured Notes and Debentures due 2019 to 2033 [Member]	Dec. 31, 2012 The Williams Companies, Inc. Various - 5.5% to 10.25% Senior Unsecured Notes and Debentures due 2019 to 2033 [Member]	Dec. 31, 2013 The Williams Companies, Inc. Various - 5.5% to 10.25% Senior Unsecured Notes and Debentures due 2019 to 2033 Minimum Interest Rate [Member]	Dec. 31, 2013 The Williams Companies, Inc. Various - 5.5% to 10.25% Senior Unsecured Notes and Debentures due 2019 to 2033 Maximum Interest Rate [Member]
Long-term Debt
Long-term debt			$ 200	$ 200	$ 250	$ 250	$ 8	$ 8	$ 200	$ 200	$ 375	$ 375	$ 400	$ 400		$ 175	$ 175	$ 185	$ 185	$ 250	$ 250	$ 85	$ 85			$ 750	$ 750	$ 600	$ 600	$ 1,500	$ 1,500	$ 600	$ 600	$ 500	$ 500	$ 750	$ 750		$ 600		$ 0	$ 1,250	$ 1,250	$ 400		$ 0	$ 371	$ 371	$ 850	$ 850	$ 339	$ 339	$ 252	$ 252	$ 445	$ 445	$ 55	$ 57
Long-term debt interest rate			6.40%		6.05%		7.08%		7.25%		5.40%		4.45%		4.45%	7.00%		5.95%		6.05%		7.125%				3.80%		7.25%		5.25%		4.125%		4.00%		3.35%		3.35%	4.50%	4.50%		6.30%		5.80%	5.80%		7.875%		3.70%	3.70%	7.50%		7.75%		8.75%				5.50%	10.25%
Credit facility loans																								0	375
Other, including secured capital lease obligations	1	2
Net unamortized debt discount	(37)	(33)
Total long-term debt, including current portion	11,354	10,736
Long-term debt due within one year	(1)	(1)
Long-term debt	$ 11,353	$ 10,735